Sources of finance - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 GBP (£)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Total equity | £	[1]	£ 5,166.4					£ 8,415.8			£ 9,784.3	£ 9,960.5
Total committed facilities available		7,082.7		€ 750
Undrawn committed credit facility | £		2,023.2					2,005.6
Borrowings | £		5,032.7					4,272.9
Issued capital and share premium [member]
Disclosure of detailed information about financial instruments [line items]
Total equity | £		699.9					£ 703.1			£ 703.0
US$ bonds due September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 365.8			$ 500
Bonds interest rate		3.625%		3.625%	3.625%	3.625%
US$ bonds due September 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 548.6			$ 750
Bonds interest rate		3.75%		3.75%	3.75%	3.75%
US$ bonds due September 2042 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 67.9			$ 93
Bonds interest rate		5.125%		5.125%	5.125%	5.125%
US$ bonds due November 2043 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 160.8			$ 220
Bonds interest rate		5.625%		5.625%	5.625%	5.625%
Euro bonds due November 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 671.7		€ 750
Bonds interest rate		3.00%		3.00%	3.00%	3.00%
Euro bonds due September 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 671.7		€ 750
Bonds interest rate		2.25%		2.25%	2.25%	2.25%
Euro bonds due March 2030 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 537.3		€ 600
Bonds interest rate		1.625%		1.625%	1.625%	1.625%
Eurobonds Due March 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 447.8		€ 500
Bonds interest rate		1.375%		1.375%	1.375%	1.375%
Eurobonds Due March 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available		£ 223.9		€ 250
Floating basis		3m EURIBOR
Adjustment to floating basis		0.45%		0.45%	0.45%	0.45%
Sterling bonds due September 2046 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | £		£ 400.0
Bonds interest rate		2.875%		2.875%	2.875%	2.875%
US revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					$ 2,500
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		0.00%		0.00%	0.00%	0.00%	1.11%	1.11%	1.11%
Borrowings								$ 72
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings averaged equivalent					$ 0
Australian revolving credit facilities due 2019 (prior to extension) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						$ 150
Australian revolving credit facilities due 2021 (after extension) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						150			$ 150
Australian revolving credit facilities due 2023 (after reduction in December 2019) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						270
Australian revolving credit facilities due 2021 (before reduction in December 2019) [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						270
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available						270
Borrowings averaged equivalent						$ 151
US revolving credit facilities march 2025 (prior to extension) [member] | Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available					2,500
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate		1.66%		1.66%	1.66%	1.66%	2.46%	2.46%	2.46%
Borrowings					$ 2			$ 41
Euro commercial paper [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €				€ 0
Euro commercial paper [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £		£ 0.0					£ 255.0
Euro bonds due May 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | €				€ 750
Bonds interest rate		2.375%		2.375%	2.375%	2.375%
Sterling bonds due May 2032 [member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available | £		£ 250.0
Bonds interest rate		3.75%		3.75%	3.75%	3.75%
US Revolving Credit Facilities March 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Total committed facilities available			$ 2,500

[1]	Figures have been restated as described in the accounting policies.